UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Investment Management Co.
Address: 329 Commercial Dr., Suite 120

         Savannah, GA  31406

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip B. Palmer, CFA
Title:     Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     Philip B. Palmer     Savannah, GA     October 18, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     127979


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADVANCED DIGITAL INFO COM      COM              007525108      288    18950 SH        SOLE                   18950
ALKERMES INC COM               COM              01642T108      180     4650 SH        SOLE                    4650
AMERICA ONLINE INC DEL COM     COM              02364J104     2910    54145 SH        SOLE                   54145
AMERICAN INTL GROUP COM        COM              026874107     5804    60657 SH        SOLE                   60657
APTARGROUP INC COM             COM              038336103      221     9250 SH        SOLE                    9250
AT&T CORP COM                  COM              001957109      228     7778 SH        SOLE                    7778
AUTOMATIC DATA PROCESS COM     COM              053015103     4797    71729 SH        SOLE                   71729
BANK NEW YORK INC COM          COM              064057102      226     4036 SH        SOLE                    4036
BARR LABS INC COM              COM              068306109      812    12250 SH        SOLE                   12250
BERKSHIRE HATHAWAY INC CL B    COM              084670207     2941     1421 SH        SOLE                    1421
BIOTECH HOLDERS TR DEPOSTRY RC COM              09067D201     3353    17200 SH        SOLE                   17200
BRISTOL MYERS SQUIBB COM       COM              110122108      719    12589 SH        SOLE                   12589
CARLISLE COS INC COM           COM              142339100      360     8675 SH        SOLE                    8675
CARNIVAL CORP CL A             COM              143658102     2166    87965 SH        SOLE                   87965
CHOICEPOINT INC COM            COM              170388102      563    12268 SH        SOLE                   12268
CISCO SYS INC COM              COM              17275R102     4838    87560 SH        SOLE                   87560
CITIGROUP INC COM              COM              172967101     3772    69764 SH        SOLE                   69764
CLAIRE'S STORES INC COM        COM              179584107      281    15625 SH        SOLE                   15625
COCA COLA CO COM               COM              191216100     1739    31545 SH        SOLE                   31545
COLGATE PALMOLIVE CO COM       COM              194162103     2170    45971 SH        SOLE                   45971
COMPUTER ASSOC INTL COM        COM              204912109      219     8700 SH        SOLE                    8700
COPART INC COM                 COM              217204106      255    18400 SH        SOLE                   18400
DIONEX CORP COM                COM              254546104      260     9400 SH        SOLE                    9400
DOLLAR GEN CORP COM            COM              256669102     2146   128109 SH        SOLE                  128109
DYCOM INDS INC COM             COM              267475101      613    14737 SH        SOLE                   14737
E M C CORP MASS COM            COM              268648102     7180    72438 SH        SOLE                   72438
ERICSSON L M TEL CO            COM              294821301     1264    85325 SH        SOLE                   85325
EXXON MOBIL CORP COM           COM              30231G102     2871    32217 SH        SOLE                   32217
FULL HOUSE RESORTS INC COM     COM              359678109       30    25000 SH        SOLE                   25000
GELTEX PHARMACEUTICALS COM     COM              368538104      248     5300 SH        SOLE                    5300
GENERAL DYNAMICS CORP COM      COM              369550108     2769    44085 SH        SOLE                   44085
GENERAL ELEC CO COM            COM              369604103     5839   101218 SH        SOLE                  101218
GILEAD SCIENCES INC COM        COM              375558103      305     2780 SH        SOLE                    2780
GILLETTE CO COM                COM              375766102     1766    57203 SH        SOLE                   57203
HAVERTY FURNITURE INC COM      COM              419596101      281    25700 SH        SOLE                   25700
HENRY JACK & ASSOC INC COM     COM              426281101      547    12600 SH        SOLE                   12600
HOME DEPOT INC COM             COM              437076102     2123    40000 SH        SOLE                   40000
HUMAN GENOME SCIENCES COM      COM              444903108      405     2340 SH        SOLE                    2340
I SHARES MSCI JAPAN INDEX FUND COM              464286848     2723   205540 SH        SOLE                  205540
ICOS CORP COM                  COM              449295104      260     4800 SH        SOLE                    4800
IDEC PHARMACEUTICALS COM       COM              449370105      393     2240 SH        SOLE                    2240
IMCLONE SYS INC COM            COM              45245w109      453     3870 SH        SOLE                    3870
INTEL CORP COM                 COM              458140100     3938    94752 SH        SOLE                   94752
INTERNATIONAL BUS MACH COM     COM              459200101     2374    21098 SH        SOLE                   21098
JOHNSON & JOHNSON COM          COM              478160104     3871    41213 SH        SOLE                   41213
KING PHARMACEUTICALS COM       COM              495582108      689    20614 SH        SOLE                   20614
KOPIN CORP COM                 COM              500600101      425    23600 SH        SOLE                   23600
MEDIMMUNE INC COM              COM              584699102      362     4680 SH        SOLE                    4680
MERCK & CO INC COM             COM              589331107      313     4200 SH        SOLE                    4200
MICROSOFT CORP COM             COM              594918104     2302    38170 SH        SOLE                   38170
MILLENNIUM PHARMACEUTC COM     COM              599902103      437     2990 SH        SOLE                    2990
MORGAN STAN DEAN WITTR COM NEW COM              617446448     4049    44278 SH        SOLE                   44278
NOKIA CORP. ADR                COM              654902204     2170    54497 SH        SOLE                   54497
OMNICOM GROUP INC COM          COM              681919106     8665   118800 SH        SOLE                  118800
PFIZER INC COM                 COM              717081103     3040    67650 SH        SOLE                   67650
POLYCOM INC COM                COM              73172K104     1517    22650 SH        SOLE                   22650
QWEST COMMUNICATIONS COM       COM              749121109     4323    89954 SH        SOLE                   89954
RAYMOND JAMES FINL INC COM     COM              754730109      491    14900 SH        SOLE                   14900
ROYAL DUTCH PETE CO NY REG GLD COM              780257804     2502    41750 SH        SOLE                   41750
SBC COMMUNICATIONS INC COM     COM              78387G103      230     4601 SH        SOLE                    4601
SCHERING PLOUGH CORP COM       COM              806605101      242     5200 SH        SOLE                    5200
SOUTH FINL GROUP INC COM       COM              837841105      311    24650 SH        SOLE                   24650
SPDR TR UNIT SER 1             COM              78462F103      413     2873 SH        SOLE                    2873
SUN MICROSYSTEMS INC COM       COM              866810104     3392    29050 SH        SOLE                   29050
SYNOVUS FINL CORP COM          COM              87161C105     1335    63000 SH        SOLE                   63000
TELEFLEX INC COM               COM              879369106      345    10025 SH        SOLE                   10025
TIME WARNER INC COM            COM              887315109     1112    14215 SH        SOLE                   14215
TRIQUINT SEMICONDUCTOR COM     COM              89674K103      619    17000 SH        SOLE                   17000
VERIZON COM                    COM              077853109      213     4400 SH        SOLE                    4400
VERTEX PHARMACEUTICALS COM     COM              92532F100      639     7560 SH        SOLE                    7560
WAL MART STORES INC COM        COM              931142103     3295    68465 SH        SOLE                   68465
WESTPOINT STEVENS INC COM      COM              961238102      123    10000 SH        SOLE                   10000
WHOLE FOODS MKT INC COM        COM              966837106      400     7450 SH        SOLE                    7450
WORLDCOM INC COM               COM              55268B106     2524    83081 SH        SOLE                   83081